CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE LOSS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue	$ 9,548	$ 4,961	$ 11,117	$ 8,509
Cost of revenue	3,768	2,264	4,596	4,273
Gross profit	5,780	2,697	6,521	4,236
Operating expenses:
Research and development	5,119	3,680	7,822	6,910
Selling and marketing	4,901	3,168	8,774	5,807
General and administrative	4,997	2,880	6,273	4,562
Reorganization				891
Total operating expenses	15,829	9,728	22,869	18,170
Operating loss	(10,049)	(7,031)	(16,348)	(13,934)
Finance income	171	87	150	193
Finance expenses	(306)	(90)	(156)	(172)
Financing expenses, net	(135)	(3)	(6)	21
Loss before income taxes	(10,184)	(7,034)	(16,354)	(13,913)
Income taxes	38	(7)	4	259
Profit (loss)	(10,222)	(7,027)	(16,358)	(14,172)
Other comprehensive loss (net of tax effect):
Remeasurement loss from defined benefit plans	225	41	(81)	(51)
Total components that will not be reclassified subsequently to profit or loss	225	41	(81)	(51)
Total comprehensive loss	$ (9,997)	$ (6,986)	$ (16,439)	$ (14,223)
Basic loss per Ordinary share	$ (1.90)	$ (1.76)	$ (3.94)	$ (3.48)
Diluted loss per Ordinary share	$ (1.90)	$ (1.76)	$ (13.85)	$ (12.23)
Weighted average number of shares outstanding used to compute basic loss per share	7,703,799	6,217,253	6,242,946	5,945,888
Weighted average number of shares outstanding used to compute diluted loss per share	7,703,799	6,217,253	1,774,542	1,690,104